Summary of Impact of Restatement on Previously Reported Consolidated Shareholder's Equity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Restatement adjustment effect on 2015 net income	R$ (1,222,147)
Restatement adjustment effect on opening balance accumulated losses	(4,406,986)
Shareholders' equity	11,017,306	R$ (9,684,061)	R$ (5,349,294)	R$ 27,153,077
Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Shareholders' equity	R$ 16,646,439